Summary of significant accounting policies - Employee benefits (Details) - Russia - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Defined contributions to pension funds	₽ 749	₽ 679	₽ 861
Maximum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	30.00%	30.00%	30.00%
Minimum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	15.00%	15.00%	15.00%